UNITED STATES
SECURITIES AND EXCHANGE COMMISSSION
WASHINGTON, DC    20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 1999

Check here if Amendment: (  )

Institutional Investment Manager filing this Report:

Name: Sands Capital Management, Inc.
Address: 1100 North Glebe Road
         Suite 1000
         Arlington, VA    22201

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Frank M. Sands
Title: President
Phone: 703-528-4000
Signature, Place and Date of Signing:

Frank M. Sands, Arlington, VA, February 10, 2000

Report Type:  13F HOLDING REPORT

List of other Managers Report for this Manager: NONE

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.
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FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Managers: 0

Form 13F Information Table Entry Total: 36

Form 13F Information Table Value Total:  $665,284

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                                                       FORM 13F INFORMATION TABLE
                                                       Value     Shares/  Sh/ Invstmt  Other      Voting Authority
Name of Issuer              Title of Class  CUSIP      (x 1000)  Prn Amt  Prn Dscretn  Managers   Sole  Shared  None

Abbott Laboratories             COM         002824100   11190    368015   SH    SOLE                            368015
American Power Conversion       COM         029066107   18824    713700   SH    SOLE                            713700
Automatic Data Processing       COM         053015103   17468    324238   SH    SOLE                            324238
BP Amoco                    SPONSERED ADR   055622104     373      6292   SH    SOLE                              6292
Bristol-Myers Squibb            COM         110122108     566      8825   SH    SOLE                              8825
Cisco Systems                   COM         17275R102  110392   1030495   SH    SOLE                           1030495
Citigroup                       COM         172967101     716     12864   SH    SOLE                             12864
Coca-Cola Co                    COM         191216100     269      4630   SH    SOLE                              4630
EMC Corp                        COM         268648102   31718    290326   SH    SOLE                            290326
First Data Corp                 COM         319963104   19287    391125   SH    SOLE                            391125
Franklin Electric               COM         353514102     381      5430   SH    SOLE                              5430
General Electric                COM         369604103   34029    219903   SH    SOLE                            219903
Harley-Davidson                 COM         412822108   26410    412260   SH    SOLE                            412260
Home Depot                      COM         437076102   43212    628541   SH    SOLE                            628451
Hewlett-Packard                 COM         428236103   24815    218157   SH    SOLE                            218157
Intel Corp                      COM         458140100   56778    689788   SH    SOLE                            689788
Intl Business Machines          COM         459200101     625      5800   SH    SOLE                              5800
Johnson & Johnson               COM         478160104   18349    196773   SH    SOLE                            196773
Johnson Controls                COM         478366107     233      4100   SH    SOLE                              4100
Leggett & Platt                 COM         524660107    8901    415206   SH    SOLE                            415206
McDonald's Corp                 COM         580135101   13845    343444   SH    SOLE                            343444
MCI Worldcom                    COM         55268B106   19092    359807   SH    SOLE                            359807
Merck & Company                 COM         589331107   22385    333166   SH    SOLE                            333166
Microsoft                       COM         594918104   78778    674760   SH    SOLE                            674760
Nike Inc                        COM         654106103    9996    201675   SH    SOLE                            201675
Nokia Corp                  SPONSORED ADR   654902204     229      1200   SH    SOLE                              1200
Pepsico Inc                     COM         713448108     411     11665   SH    SOLE                             11665
Pfizer                          COM         717081103     435     13404   SH    SOLE                             13404
Procter & Gamble                COM         742718109     230      2100   SH    SOLE                              2100
T Rowe Price & Assocs           COM         741477103   27791    752375   SH    SOLE                            752375
Reliastar Financial             COM         75952U103     219      5600   SH    SOLE                              5600
SBC Communications              COM         78387G103     257      5282   SH    SOLE                              5282
Schering-Plough                 COM         806605101     242      5720   SH    SOLE                              5720
Charles Schwab & Co             COM         808512105   16897    441762   SH    SOLE                            441762
Staples                         COM         855030102   13687    659596   SH    SOLE                            659596
Wal-Mart                        COM         931142103   36254    524469   SH    SOLE                            501169